RELATED PARTIES - Compensation to board of directors (Details)			12 Months Ended
	Jun. 01, 2020 director	May 31, 2020 director	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties
Retainer			€ 3,395,361	$ 3,871,123	€ 1,962,708	$ 2,196,655
Committees			746,136	850,687	328,567	367,731
Other compensation			500,000	570,060	750,000	839,396
Annual compensation for supervisory board			4,641,497	5,291,870	3,041,275	3,403,782
Number of directors appointed	5	7
Hans Holger Albrecht
Disclosure of transactions between related parties
Retainer			204,167	232,775
Committees			72,917	83,134
Annual compensation for supervisory board			277,084	315,909
Guillaume Bacuvier
Disclosure of transactions between related parties
Retainer			105,114	119,843	250,000	279,799
Committees			23,125	26,365	53,909	60,335
Annual compensation for supervisory board			128,239	146,208	303,909	340,134
Osama Bedier
Disclosure of transactions between related parties
Retainer			308,333	351,537	250,000	279,799
Committees			68,750	78,383	25,000	27,980
Annual compensation for supervisory board			377,083	429,920	275,000	307,779
Ursula Burns
Disclosure of transactions between related parties
Retainer			323,864	369,244
Committees					5,952	6,661
Annual compensation for supervisory board			323,864	369,244	5,952	6,661
Mariano De Beer
Disclosure of transactions between related parties
Retainer			204,167	232,775
Committees			87,500	99,761
Annual compensation for supervisory board			291,667	332,536
Peter Derby
Disclosure of transactions between related parties
Retainer			204,167	232,775
Committees			87,500	99,761
Annual compensation for supervisory board			291,667	332,536	0	0
Mikhail Fridman
Disclosure of transactions between related parties
Retainer			60,417	68,883	40,000	44,768
Annual compensation for supervisory board			60,417	68,883	40,000	44,768
Gennady Gazin
Disclosure of transactions between related parties
Retainer			629,167	717,326	250,000	279,799
Committees			33,333	38,004	80,000	89,536
Annual compensation for supervisory board			662,500	755,330	330,000	369,335
Amos Genish
Disclosure of transactions between related parties
Retainer			204,167	232,775
Committees			87,500	99,761
Annual compensation for supervisory board			291,667	332,536
Yaroslav Glazunov
Disclosure of transactions between related parties
Retainer			13,350	15,221
Annual compensation for supervisory board			13,350	15,221
Andrei Gusev
Disclosure of transactions between related parties
Retainer			60,417	68,883	40,000	44,768
Other compensation			500,000	570,060	750,000	839,396
Annual compensation for supervisory board			560,417	638,943	790,000	884,164
Gunnar Holt
Disclosure of transactions between related parties
Retainer			308,333	351,537	250,000	279,799
Committees			118,750	135,389	69,643	77,944
Annual compensation for supervisory board			427,083	486,926	319,643	357,743
Sir Julian Horn-Smith
Disclosure of transactions between related parties
Retainer			105,114	119,843	250,000	279,799
Committees			10,511	11,984	25,000	27,980
Annual compensation for supervisory board			115,625	131,827	275,000	307,779
Robert Jan van de Kraats
Disclosure of transactions between related parties
Retainer			308,333	351,537	250,000	279,799
Committees			85,417	97,386	30,000	33,576
Annual compensation for supervisory board			393,750	448,923	280,000	313,375
Guy Laurence
Disclosure of transactions between related parties
Retainer			104,167	118,763	250,000	279,799
Committees			12,500	14,252	30,000	33,576
Annual compensation for supervisory board			116,667	133,015	280,000	313,375
Alexander Pertsovsky
Disclosure of transactions between related parties
Retainer			47,917	54,631	40,000	44,768
Annual compensation for supervisory board			47,917	54,631	40,000	44,768
Steve Pusey
Disclosure of transactions between related parties
Retainer			204,167	232,775
Committees			58,333	66,507
Annual compensation for supervisory board			€ 262,500	$ 299,282
Kaan Terzioglu
Disclosure of transactions between related parties
Retainer					92,708	103,758
Committees					9,063	10,143
Annual compensation for supervisory board					€ 101,771	$ 113,901